intangible assets and goodwill (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
intangible assets and goodwill
Balance at beginning of the period			$ 24,766
Amortization	$ 295	$ 266	586	$ 531
Net foreign exchange differences			(11)
Balance at end of the period	25,064		25,064
Accumulated impairment losses of goodwill	7,439		7,439		$ 7,281
Contractual commitments for the acquisition of intangible assets	14		14		$ 26
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			30,293
Additions			448
Additions arising from business acquisitions			441
Dispositions, retirements and other			(233)
Net foreign exchange differences			(70)
Balance at end of the period	30,879		30,879
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(5,527)
Amortization			(586)
Dispositions, retirements and other			(287)
Balance at end of the period	(5,815)		(5,815)
Allowance for doubtful accounts
intangible assets and goodwill
Accumulated impairment losses of goodwill	0		0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period			12,185
Balance at end of the period	12,212		12,212
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			12,185
Dispositions, retirements and other			27
Balance at end of the period	12,212		12,212
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period			17,485
Net foreign exchange differences			(11)
Balance at end of the period	17,625		17,625
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			22,648
Additions			448
Additions arising from business acquisitions			245
Dispositions, retirements and other			(233)
Net foreign exchange differences			(32)
Balance at end of the period	23,076		23,076
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(5,163)
Amortization			(586)
Dispositions, retirements and other			(287)
Balance at end of the period	(5,451)		(5,451)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period			5,300
Net foreign exchange differences			(11)
Balance at end of the period	5,413		5,413
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			10,463
Additions			448
Additions arising from business acquisitions			245
Dispositions, retirements and other			(260)
Net foreign exchange differences			(32)
Balance at end of the period	10,864		10,864
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(5,163)
Amortization			(586)
Dispositions, retirements and other			(287)
Balance at end of the period	(5,451)		(5,451)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period			2,316
Net foreign exchange differences			(8)
Balance at end of the period	2,344		2,344
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			3,028
Additions arising from business acquisitions			204
Dispositions, retirements and other			20
Net foreign exchange differences			(31)
Balance at end of the period	3,221		3,221
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(712)
Amortization			(162)
Dispositions, retirements and other			11
Balance at end of the period	(877)		(877)
Software
intangible assets and goodwill
Balance at beginning of the period			2,444
Net foreign exchange differences			(1)
Balance at end of the period	2,353		2,353
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			6,723
Additions			76
Additions arising from business acquisitions			18
Assets under construction put into service			208
Dispositions, retirements and other			(289)
Balance at end of the period	6,736		6,736
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(4,279)
Amortization			(392)
Dispositions, retirements and other			(287)
Balance at end of the period	(4,383)		(4,383)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period			265
Net foreign exchange differences			(2)
Balance at end of the period	279		279
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			437
Additions			2
Additions arising from business acquisitions			23
Dispositions, retirements and other			9
Net foreign exchange differences			(1)
Balance at end of the period	470		470
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(172)
Amortization			(32)
Dispositions, retirements and other			(11)
Balance at end of the period	(191)		(191)
Assets under construction.
intangible assets and goodwill
Balance at beginning of the period			275
Balance at end of the period	437		437
Assets under construction. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			275
Additions			370
Assets under construction put into service			(208)
Balance at end of the period	437		437
Goodwill.
intangible assets and goodwill
Balance at beginning of the period			7,281
Balance at end of the period	7,439		7,439
Goodwill. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			7,645
Additions arising from business acquisitions			196
Net foreign exchange differences			(38)
Balance at end of the period	7,803		7,803
Goodwill. | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(364)
Balance at end of the period	$ (364)		$ (364)